Share Capital and Employee Compensation Plans - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	4,105,200	5,560,450	6,216,700
Options outstanding, Weighted Average Remaining Contractual Life (years)	2 years 1 month 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement ( in CAD per share)	$ 9.16	$ 7.87	$ 6.37
Options exercisable, Number of shares issuable on exercise (in shares) | shares	3,059,199
Weighted average exercise price of share options exercisable in share-based payment arrangement ( in CAD per share)	$ 9.09
Range 1
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	988,750
Options outstanding, Weighted Average Remaining Contractual Life (years)	1 year
Weighted average exercise price of share options outstanding in share-based payment arrangement ( in CAD per share)	$ 7.82
Options exercisable, Number of shares issuable on exercise (in shares) | shares	907,083
Weighted average exercise price of share options exercisable in share-based payment arrangement ( in CAD per share)	$ 7.88
Range 1 | Bottom of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	4.54
Range 1 | Top of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	$ 8.21
Range 2
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	1,407,450
Options outstanding, Weighted Average Remaining Contractual Life (years)	2 years 4 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement ( in CAD per share)	$ 8.36
Options exercisable, Number of shares issuable on exercise (in shares) | shares	962,782
Weighted average exercise price of share options exercisable in share-based payment arrangement ( in CAD per share)	$ 8.30
Range 2 | Bottom of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	8.22
Range 2 | Top of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	$ 8.50
Range 3
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	765,000
Options outstanding, Weighted Average Remaining Contractual Life (years)	2 years 10 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement ( in CAD per share)	$ 9.86
Options exercisable, Number of shares issuable on exercise (in shares) | shares	509,994
Weighted average exercise price of share options exercisable in share-based payment arrangement ( in CAD per share)	$ 9.86
Range 3 | Bottom of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	8.51
Range 3 | Top of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	$ 10.80
Range 4
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding, Number of shares issuable on exercise (in shares) | shares	944,000
Options outstanding, Weighted Average Remaining Contractual Life (years)	2 years 1 month 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement ( in CAD per share)	$ 11.17
Options exercisable, Number of shares issuable on exercise (in shares) | shares	679,340
Weighted average exercise price of share options exercisable in share-based payment arrangement ( in CAD per share)	$ 11.26
Range 4 | Bottom of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	10.81
Range 4 | Top of range
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price of outstanding share options	$ 12.63